Nature of operations and reorganizations - Consolidated financial information of the VIE and its subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,208,967		¥ 1,113,988	¥ 135,544	$ 817,401
Restricted cash	500		340,813	348,548	78
Short-term bank deposits, net	4,022,119		493,282		631,158
Receivables from online payment platforms	10,006		862		1,570
Short-term investments	3,621,637		1,473,349		568,314
Accounts and notes receivable, net	14,024		20,089		2,201
Inventories, net	589,088		329,123		92,441
Amounts due from related parties	1,936		21,006		304
Prepayments and other current assets, net	482,659		74,383		75,740
Total current assets	13,950,936		3,866,895		2,189,207
Non-current assets
Property, equipment and leasehold improvement, net	143,155		74,500		22,464
Intangible assets, net	8,366		5,393		1,313
Long-term investments, net	12,000		4,000		1,883
Deferred tax assets, net	20,856		6,000		3,273
Right-of-use assets, net	176,258		91,743		27,659
Long-term bank deposits, net	2,004,593				314,564
Other non-current assets	48,961		11,354		7,683
Total non-current assets	2,414,189		192,990		378,839
Total assets	16,365,125		4,059,885		2,568,046
Current liabilities
Accounts and notes payable	1,288,845		1,459,782		202,248
Contract liabilities	286,651		320,434		44,982
Salary and welfare benefits payable	170,393		179,558		26,738
Taxes payable	597,761		363,644		93,802
Accrued expenses and other current liabilities	313,396		116,929		49,179
Amounts due to related parties			11,174
Lease liabilities - current portion	80,582		45,073		12,645
Total current liabilities	2,737,628		2,496,594		429,594
Noncurrent liabilities
Deferred tax liabilities	4,513		5,210		708
Lease liabilities - non-current portion	104,232		49,448		16,356
Total non-current liabilities	108,745		54,658		17,064
Total liabilities	2,846,373		2,551,252		446,658
Shareholders' equity
Total RLX Technology Inc. shareholders' equity	13,514,952		1,508,633		2,120,792
Noncontrolling interests	3,800				596
Total shareholders' equity	13,518,752		1,508,633	106,280	2,121,388	¥ 6,623
Total liabilities and shareholders' equity	16,365,125		4,059,885		$ 2,568,046
Net revenues	8,520,978	$ 1,337,127	3,819,712	1,549,354
Cost of revenues	(4,848,918)	(760,901)	(2,292,153)	(968,410)
operating expenses	(1,373,355)	(215,509)	(1,514,410)	(524,558)
Net income/(loss)	2,028,124	318,256	(128,101)	47,748
Less : net income attributable to noncontrolling interests	(3,411)	(535)
Net income/(loss) attributable to RLX Technology Inc.	2,024,713	317,721	(128,101)	47,748
Net cash provided by operating activities	1,799,892	282,442	2,589,383	338,125
Net cash used in investing activities	(7,870,660)	(1,235,078)	(1,812,894)	(497,836)
Net cash generated from financing activities	9,904,121	$ 1,554,173	174,881	576,402
VIE
Current assets
Cash and cash equivalents	387,410		874,757
Restricted cash	500		340,813
Short-term bank deposits, net	439,900
Receivables from online payment platforms	10,006		862
Short-term investments	3,621,637		1,473,349
Accounts and notes receivable, net	14,024		20,089
Inventories, net	589,088		329,123
Amounts due from group companies	75,769		197,854
Amounts due from related parties	1,936		21,006
Prepayments and other current assets, net	412,405		58,192
Total current assets	5,552,675		3,316,045
Non-current assets
Property, equipment and leasehold improvement, net	142,657		74,428
Intangible assets, net	6,000		5,393
Long-term investments, net	12,000		4,000
Deferred tax assets, net	20,751		5,893
Right-of-use assets, net	174,584		91,743
Long-term bank deposits, net	39,987
Other non-current assets	48,557		11,354
Total non-current assets	444,536		192,811
Total assets	5,997,211		3,508,856
Current liabilities
Accounts and notes payable	1,288,845		1,459,438
Contract liabilities	286,651		320,434
Salary and welfare benefits payable	107,614		179,558
Taxes payable	590,718		363,460
Accrued expenses and other current liabilities	304,594		116,919
Amounts due to group companies	173,207		94,042
Amounts due to related parties	0		11,174
Lease liabilities - current portion	80,319		45,073
Total current liabilities	2,831,948		2,590,098
Noncurrent liabilities
Deferred tax liabilities	4,513		5,210
Lease liabilities - non-current portion	102,830		49,448
Total non-current liabilities	107,343		54,658
Total liabilities	2,939,291		2,644,756
Shareholders' equity
Total RLX Technology Inc. shareholders' equity	3,054,120		864,100
Noncontrolling interests	3,800
Total shareholders' equity	3,057,920		864,100
Total liabilities and shareholders' equity	5,997,211		3,508,856
Other expenses	(367,311)		(186,529)	(9,270)
Net income/(loss)	2,000,417		(172,862)	46,885
Less : net income attributable to noncontrolling interests	(3,411)
Net income/(loss) attributable to RLX Technology Inc.	1,997,006		(172,862)	46,885
Net cash provided by operating activities	1,842,887		2,576,363	366,618
Loans to group companies	(96,058)		(179,027)
Repayment of loans from group companies	191,620
Other investing activities	(2,755,324)		(1,517,078)	(209,184)
Net cash used in investing activities	(2,659,762)		(1,696,105)	(209,184)
Borrowings under loans from group companies			33,507	321,201
Repayment of borrowings under loans from group companies			(176,021)
Other financing activities	(10,785)		(298)	(68,511)
Net cash generated from financing activities	(10,785)		(142,812)	252,690
VIE | Third-party
Shareholders' equity
Net revenues	8,520,978		3,819,712	1,547,363
Cost of revenues	(4,848,190)		(2,292,153)	(941,647)
operating expenses	(1,182,492)		(1,513,892)	(522,738)
VIE | Inter-group
Shareholders' equity
Cost of revenues				(26,823)
operating expenses	¥ (122,568)		¥ 0	¥ 0